Segment Information - Additional information (Details) $ in Millions	12 Months Ended
	Jul. 31, 2025 USD ($) segment	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Segment Reconciling Items
Segment Reporting Information [Line Items]
Other expenses	$ 6,693	$ 5,788	$ 5,253
Segment Reconciling Items | Reorganization One of Certain Technology Functions
Segment Reporting Information [Line Items]
Other expenses		606	509
Operating Segments | Reorganization of Certain Workplace and Real Estate Functions | Global Business Solutions
Segment Reporting Information [Line Items]
Other expenses		1,400	1,300
Operating Segments | Reorganization One of Certain Technology Functions | Consumer
Segment Reporting Information [Line Items]
Other expenses		606	509
Operating Segments | Reclassification, Segmentation Basis Change | Global Business Solutions
Segment Reporting Information [Line Items]
Other expenses	9	16	4
Operating Segments | Reclassification, Segmentation Basis Change | Consumer
Segment Reporting Information [Line Items]
Other expenses	$ 606	$ 585	$ 581
Revenue Benchmark | International | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Total International net revenue as a percentage	8.00%	8.00%	8.00%